Cash and Deposits with Banks (Tables)	12 Months Ended
Mar. 31, 2018
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Summary of Cash and Deposits with Banks

	At March 31,
	2018	2017
	(In millions)
Cash	¥703,138	¥1,123,128
Deposits with banks	53,992,931	46,207,027

Total cash and deposits with banks	¥54,696,069	¥47,330,155

Reconciliation of Cash and Cash Equivalents Used for the Purposes of the Consolidated Statement of Cash Flows

The reconciliation of cash and cash equivalents used for the purposes of the consolidated statement of cash flows at March 31, 2018, 2017 and 2016 is shown as follows:

	At March 31,
	2018	2017	2016
	(In millions)
Cash and deposits with banks	¥54,696,069	¥47,330,155	¥43,144,654
Less: term deposits with original maturities over three months	(627,837)	(606,795)	(597,960)
Less: cash segregated as deposits and others	(667,099)	(478,541)	(419,728)
Add: cash and cash equivalents included in assets held for sale	15,323	—	—

Cash and cash equivalents	¥53,416,456	¥46,244,819	¥42,126,966